Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 85	$ 42	$ 233	$ 86
Offsets to LNG terminal costs	$ 79	$ 59	$ 242	$ 201